Accounting Policies and Basis of Preparation	6 Months Ended
Jun. 30, 2020
Disclosure Of Accounting Policies [Abstract]
Accounting Policies and Basis of Preparation

Notes to the Interim Financial Statements

ACCOUNTING POLICIES AND BASIS OF PREPARATION

The condensed consolidated financial information comprises the unaudited interim financial information for the six-months to 30 June 2020. This condensed consolidated financial information has been prepared in accordance with IAS 34 Interim Financial Reporting as adopted by the European Union (EU) and as issued by the International Accounting Standards Board (IASB), and the Disclosure Guidance and Transparency Rules issued by the Financial Conduct Authority. The interim condensed consolidated financial information is unaudited.

The condensed consolidated financial information does not constitute statutory accounts within the meaning of the UK Companies Act 2006 and should be read in conjunction with the Annual Report and Form 20-F, including the audited financial statements for the year ended 31 December 2019, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB, IFRS as adopted by the EU, and in accordance with the provisions of the UK Companies Act 2006. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the Group’s consolidated financial statements for the periods presented.

This condensed consolidated financial information has been prepared under the historical cost convention, except in respect of certain financial instruments, and on a basis consistent with the accounting policies as set out in the Annual Report and Form 20-F for the year ended 31 December 2019.

The preparation of this condensed consolidated financial information requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the disclosure of contingent liabilities at the date of this condensed consolidated financial information. Such estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable in the circumstances and constitute management’s best judgement at the date of the condensed consolidated financial information. The key estimates and assumptions were the same as those that applied to the consolidated financial information for the year ended 31 December 2019, apart from updating the assumptions used to determine the carrying value of liabilities for retirement benefit schemes. The Group has reviewed, due to the potential impact of COVID-19, the carrying value of the significant investments, and (as discussed on page 40) determined that, other than in respect of goodwill and trademark related to Twisp, no impairment is required. In the future, actual experience may deviate from these estimates and assumptions, which could affect this condensed consolidated financial information as the original estimates and assumptions are modified, as appropriate, in the period in which the circumstances change.

As discussed on page 27, after reviewing the Group’s forecast financial performance and financing arrangements, the Directors consider that the Group has adequate resources to continue operating and that it is therefore appropriate to continue to adopt the going concern basis in preparing this Half-Year Report.